MORTGAGE PAYABLE (Details Narrative)			1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 12, 2020 CAD ($)	Jun. 12, 2020 USD ($)	Feb. 26, 2021 CAD ($)	Jun. 16, 2019 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Statement [Line Items]
Mortgage outstanding					$ 1,566,067	$ 766,531
Oregon Mortgage [Member]
Statement [Line Items]
Mortgage outstanding					755,789	766,531
Interest expense related to mortgage					146,672	$ 88,667
Proceeds from mortgage financing	$ 815,760			$ 696,117
Initial draw amount				$ 654,350
Mortgage financing interest rate				12.00%
Payment of mortgage and accrued interest		$ 724,894
Transaction cost		$ 52,045
Washington Mortgage [Member]
Statement [Line Items]
Mortgage outstanding					810,277
Interest expense related to mortgage					$ 43,675
Proceeds from mortgage financing			$ 829,305
Initial draw amount			$ 874,921
Mortgage financing interest rate			12.50%